Note 5 - Government Grants	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Government Grants [Text Block]
5 .	Government Grants

We record revenue associated with government grants as the related costs and expenses are incurred and such revenue is reported as a separate line item in our statements of operations. Grant revenues relate to grants from the NIH in support of our HIV vaccine development activities. During 2015, 2014, and 2013, we recorded $428,081, $882,956 and $2,417,550, respectively, of aggregate revenue associated with these grants. Additional detail concerning our grant revenues is discussed below.

In September 2007, the NIH awarded us an Integrated Preclinical/Clinical AIDS Vaccine Development (IPCAVD) grant entitled “GM-CSF-Adjuvanted Clade C DNA/MVA and MVA/MVA Vaccines”. The aggregate award (including subsequent amendments) totaled approximately $20.4 million. We recorded grant revenues of $75,464, $624,689, and $833,390 for the years ended December 31, 2015, 2014 and 2013, respectively, related to this grant, and all funding pursuant to this grant has been utilized as of December 31, 2015.

In September 2012, the NIH awarded us a supplement to the 2007 IPCAVD grant entitled “Immunogens and Manufacturing” to support our HIV/AIDS vaccine development program. The grant award was for approximately $1.9 million. We recorded grant revenues of $-0-, $-0-, and $1,429,597 for the years ended December 31, 2015, 2014 and 2013, respectively, related to this grant, and all funding pursuant to this grant has been utilized as of December 31, 2015.

In July 2013, the NIH awarded us a Small Business Innovative Research (SBIR) grant entitled “Enhancing Protective Antibody Responses for a GM-CSF Adjuvanted HIV Vaccine.” The initial grant award was $276,690 for the first year of a two year project period beginning August 1, 2013. In July 2014, the NIH awarded us $289,641 for the second year of the project period. We recorded grant revenues of $153,501, $258,267, and $154,563 for the years ended December 31, 2015, 2014 and 2013, respectively, related to this grant, and all funding pursuant to this grant has been utilized as of December 31, 2015.

In June 2015, the NIH awarded us an SBIR grant entitled “Directed Lineage Immunizations for Eliciting Broadly Neutralizing Antibody.” The initial grant award was $299,585 for the first year of a two year project period beginning July 1, 2015. We recorded grant revenue of $199,116 for the year ended December 31, 2015 related to this grant, and there is approximately $100,469 in remaining grant funds available as of December 31, 2015.